Condensed Consolidated Balance Sheets (Parentheticals) (Unaudited) (USD $)	Jun. 30, 2014	Dec. 31, 2013
CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock shares issued	27,918	8,479
Preferred stock shares outstanding	27,918	8,479
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	250,000,000	250,000,000
Common stock shares issued	104,984,363	104,261,029
Common stock shares outstanding	104,984,363	104,261,029